Income Taxes Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Jul. 31, 2015	Jun. 30, 2015	Dec. 31, 2013
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits That Would Impact Effective Tax Rate, Ater Tax	$ 425
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ 4
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Other Information	2
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 1
Operating Loss Carryforwards	5
Net operating losses and alternative minimum tax credit	116			$ 217
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	439
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	6
Amount of Deferred Gain Challenged by IRS	545
Deferred Gain Associated with Like Kind Exchange	690
Deferred Tax Assets, Valuation Allowance	84			$ 74
Pending Tax Refund	372
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Allowance for Doubtful Accounts	372
Expiring 2013 to 2032 [Member]
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	111
Tax Year 2006 [Member]
Income Tax Contingency [Line Items]
Income Tax Examination, Liability (Refund) Adjustment from Settlement with Taxing Authority		$ 6
Holdco [Member]
Income Tax Contingency [Line Items]
Net operating losses and alternative minimum tax credit	$ 1
Sunoco [Member]
Income Tax Contingency [Line Items]
Income Tax Examination, Liability (Refund) Adjustment from Settlement with Taxing Authority			$ 87
Sunoco [Member] | Net of federal tax [Member]
Income Tax Contingency [Line Items]
Income Tax Examination, Liability (Refund) Adjustment from Settlement with Taxing Authority			$ 57